Revenue (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Cash and settlement service fees	₽ 1,403	₽ 3,017	₽ 670
Installment cards related fees	1,139	358	140
Other revenue	606	268	460
Total other revenue	₽ 3,148	₽ 3,643	₽ 1,270